Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues
Total revenues	$ 74,525,434	$ 46,200,949	$ 51,149,326
Cost of revenues
Total cost of revenues	48,311,398	30,101,072	31,771,326
Gross profit	26,214,036	16,099,877	19,378,000
Operating expenses
Sales and marketing expenses	10,279,274	7,514,211	4,101,960
General and administrative expenses	6,869,419	1,114,984	1,554,523
Total operating expenses	17,148,693	8,629,195	5,656,483
Income from operations	9,065,343	7,470,682	13,721,517
Other income (expense)
Interest income	110,889	103,388	61,686
Interest expense	(25,509)	(26,447)	(22,021)
Government subsidy	908,051
Foreign currency exchange income (loss)	13,749	(1,040)	(23,675)
Total other income	1,007,180	75,901	15,990
Income before income taxes	10,072,523	7,546,583	13,737,507
Income tax expense	(3,672,624)	(1,898,575)	(3,565,146)
Net income	6,399,899	5,648,008	10,172,361
Net income attributable to shareholders	6,408,932	5,649,451	10,233,775
Net income attributable to non-controlling interests	(9,033)	(1,443)	(61,414)
Net income	6,399,899	5,648,008	10,172,361
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax	3,261,889	(837,040)	(729,348)
Total comprehensive income	$ 9,661,788	$ 4,810,968	$ 9,443,013
Net income per ordinary share - basic and diluted (in Dollars per share)	$ 0.22	$ 0.2	$ 0.37
Weighted average number of ordinary shares outstanding—basic and diluted (in Shares)	28,650,632	28,000,000	28,000,000
Installation and maintenance
Revenues
Total revenues	$ 51,546,235	$ 32,220,898	$ 40,460,351
Cost of revenues
Total cost of revenues	32,209,179	19,484,927	23,702,317
Housekeeping
Revenues
Total revenues	16,792,722	11,704,899	10,505,072
Cost of revenues
Total cost of revenues	13,435,869	8,901,973	8,069,009
Senior care services
Revenues
Total revenues	6,038,814	2,060,833
Cost of revenues
Total cost of revenues	2,666,350	1,714,172
Sublease
Revenues
Total revenues	$ 147,663	$ 214,319	$ 183,903